TAXES - Deferred Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets
Retirement benefits	$ 3,477	$ 4,671
Share-based and other compensation	646	1,132
Domestic tax loss/credit carryforwards	718	1,676
Deferred income	605	741
Foreign tax loss/credit carryforwards	1,024	816
Bad debt, inventory and warranty reserves	395	473
Depreciation	293	270
Accruals	387	624
Intangible assets	585
Other	1,396	1,503
Gross deferred tax assets	9,526	11,906
Less: valuation allowance	1,004	916	$ 740
Net deferred tax assets	8,522	10,990
Deferred Tax Liabilities
Depreciation	641	856
Retirement benefits	483	406
Goodwill and intangible assets	1,226	1,800
Leases	584	651
Software development costs	360	672
Deferred transition costs	254	351
Other	658	1,455
Gross deferred tax liabilities	$ 4,206	$ 6,191